TAXES RECOVERABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Taxes Recoverable
VAT recoverable	$ 5,778,823	$ 3,375,948	$ 1,185,710
GST recoverable	105,190	153,467	123,791
Income taxes recoverable	484,762		896,449
Total taxes recoverable	$ 6,368,775	$ 3,529,415	$ 2,205,950